Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
Risk-based capital ratios

The following table provides both the Company’s and the Bank’s risk-based capital ratios as of December 31, 2012 and 2011.

REGULATORY CAPITAL LEVELS

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions(1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012
Total Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	$340,111	13.72%	$198,340	8.00%	N/A
Sun National Bank	322,041	13.02	197,964	8.00	$247,455	10.00%
Tier 1 Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	293,008	11.82	99,170	4.00	N/A
Sun National Bank	290,922	11.76	98,982	4.00	148,473	6.00
Leverage Ratio:
Sun Bancorp, Inc.	293,008	9.30	126,080	4.00	N/A
Sun National Bank	290,922	9.24	125,902	4.00	157,377	5.00

December 31, 2011
Total Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	$385,034	15.22%	$202,415	8.00%	N/A
Sun National Bank	338,240	13.39	202,120	8.00	$252,650	10.00%
Tier 1 Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	353,283	13.96	101,208	4.00	N/A
Sun National Bank	306,534	12.13	101,060	4.00	151,590	6.00
Leverage Ratio:
Sun Bancorp, Inc.	353,283	11.09	127,381	4.00	N/A
Sun National Bank	306,534	9.64	127,240	4.00	159,050	5.00

(1)	Not applicable for bank holding companies.